Commitments and Contingencies (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies
Schedule of minimum future rental payments under non-cancelable operating leases

	March 31,	December 31,
	2015	2014
Commitments to extend credit	$173,434	$144,224
Standby letters of credit	1,038	818
	$174,472	$145,042

Minimum future rental payments under these non-cancelable operating leases as of December 31, 2014 for each of the next five years and in the aggregate are:

Year Ended December 31,	Amount
2015	$955
2016	879
2017	904
2018	816
2019	751
Thereafter	1717

$6,022